                                                   OMB APPROVAL
                                              --------------------------------
                                              OMB Number:         3235-0006
                                              --------------------------------
                                              Expires:     August 31, 2012
                                              --------------------------------
                                              Estimated average burden
                                              hours per response:      23.5

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_];  Amendment Number: ________

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Christopher Flowers
Address:  c/o J.C. Flowers & Co. LLC
          717 Fifth Avenue
          26th Floor
          New York, NY 10022

Form 13F File Number: 28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Christopher Flowers
Phone:  (212) 404-6800

Signature, Place, and Date of Signing:

/s/ J. Christopher Flowers    New York, NY     August 8, 2012
--------------------------    --------------   --------------
       [Signature]            [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  1

Form 13F Information Table Value Total:  $24,871 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NO.       FORM 13F FILE NUMBER              NAME
            ---       --------------------              ----
            NONE

                          FORM 13F INFORMATION TABLE

                            J. CHRISTOPHER FLOWERS

                        FOR QUARTER ENDED JUNE 30, 2012

                               TITLE                                                           VOTING AUTHORITY
                                OF              VALUE (X SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                 CLASS    CUSIP    $1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                 -----  --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ENSTAR GROUP LIMITED (1)       SHS    G3075P101 $24,871  251,370 SH          SOLE             251,370

(1) Mr. Flowers holds 201,796 shares of Enstar Group Limited ("Enstar") personally and exercises investment discretion over (a) 10,000 shares through J.C. Flowers Foundation and (b) 39,574 shares through (x) JCF Associates II Ltd., of which he is the sole director, and JCF Associates II-A LLC, of which he is the managing member, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P. and (y) FSO GP Ltd., of which he is the sole director, on behalf of Financial Service Opportunities L.P.